Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax (Benefit) expense

The income tax (benefit) expense consists of the following:

SUMMARY OF INCOME TAX (BENEFIT) EXPENSE

Years Ended December 31,	2012	2011	2010
Current	$(34)	$10	$(11,020)
Deferred	—	—	20,342

Income tax (benefit) provision	$(34)	$10	$9,322

Details of deferred tax liability, net

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2012	2011
Deferred tax asset:
Allowance for loan losses	$19,239	$17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804

Total deferred tax asset before valuation allowance	116,257	94,773

Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337

Total deferred tax liability	4,368	3,789

Net deferred tax (liability) asset	$(1,509)	$(432)

Reconciliation of federal statutory income tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(50,524)		$(67,495)		$(176,096)
Tax computed at statutory rate	(17,683)	35.0%	(23,624)	35.0%	(61,634)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	6.0	(3,949)	5.9	(8,514)	4.8
Tax exempt interest (net)	(638)	1.3	(900)	1.3	(1,233)	0.7
BOLI	(695)	1.4	(1,037)	1.5	(726)	0.4
Nondeductible goodwill	—	—	—	—	18,980	(10.8)
Valuation allowance	21,981	(43.5)	29,524	(43.7)	61,892	(35.1)
Other, net	41	(0.1)	(4)	0.0	557	(0.3)

Total income tax (benefit) expense	$(34)	0.1%	$10	0.0%	$9,322	(5.3)%